PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

(Dollars in millions)	September 30, 2026	December 31, 2025
Other collaboration receivables	$205.8	$227.8
VAT recoverable	13.1	8.1
Prepayments	23.5	14.6
Other current assets	10.1	2.9
Total	$252.5	$253.4